FINANCIAL RISK MANAGEMENT (Details Textual) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($) $ / Ounce-oz $ / Pound-lb
Financial risk management [Line Items]
Description of functional currency	U.S. dollars
Percentage of gains losses on exchange differences on translation recognised in profit or loss	10.00%
Percentage of changes in differences on commodity price recognised in net earnings and other comprehensive income	10.00%
Gold [Member] | Bottom of range [member]
Financial risk management [Line Items]
Price per unit | $ / Ounce-oz	1,151
Gold [Member] | Top of range [member]
Financial risk management [Line Items]
Price per unit | $ / Ounce-oz	1,346
Copper [Member] | Bottom of range [member]
Financial risk management [Line Items]
Price per unit | $ / Pound-lb	2.49
Copper [Member] | Top of range [member]
Financial risk management [Line Items]
Price per unit | $ / Pound-lb	3.27
At 1 % change [Member]
Financial risk management [Line Items]
Interest paid, classified as operating activities | $	$ 1.4
Interest income | $	$ 2.0